UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261
CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:           Schedule of Investments

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.7%)
Belgium (1.5%)
Beverages (1.5%)
InBev NV	36,375	$1,277,898

TOTAL BELGIUM		1,277,898

Brazil (0.9%)
Diversified Telecommunication Services (0.9%)
Tele Norte Leste Participacoes SA	40,300	767,041

TOTAL BRAZIL		767,041

China (0.9%)
Airlines (0.9%)
Air China, Ltd. Series H*	2,213,000	801,570

TOTAL CHINA		801,570

France (12.2%)
Banks (2.2%)
Societe Generale*§	18,125	1,889,695

Diversified Telecommunication Services (2.3%)
France Telecom SA§	67,540	2,024,454

Insurance (2.3%)
Axa§	73,915	1,974,960

Media (2.4%)
Lagardere S.C.A.*§	27,202	2,063,746

Oil & Gas (0.7%)
Total SA	2,769	649,910

Textiles & Apparel (2.3%)
LVMH Moet Hennessy Louis Vuitton SA§	26,095	1,957,638

TOTAL FRANCE		10,560,403

Germany (4.4%)
Auto Components (1.3%)
Continental AG	14,490	1,126,490

Banks (0.9%)
Bayerische Hypo-und Vereinsbank AG*	29,960	734,077

Electric Utilities (2.2%)
E.ON AG	22,445	1,936,976

TOTAL GERMANY		3,797,543

Greece (1.9%)
Diversified Telecommunication Services (1.9%)
Hellenic Telecommunications Organization SA	91,130	1,601,491

TOTAL GREECE		1,601,491

	Number of Shares	Value

Hong Kong (2.9%)
Diversified Telecommunication Services (1.1%)
China Netcom Group Corp. ADR*§	32,380	$906,316

Real Estate (1.8%)
Sun Hung Kai Properties, Ltd.	176,000	1,592,843

TOTAL HONG KONG		2,499,159

Italy (5.9%)
Banks (2.0%)
SanPaolo IMI SpA*	108,600	1,705,890

Electric Utilities (1.1%)
Enel SpA*	103,555	993,687

Oil & Gas (2.8%)
Eni SpA*§	93,855	2,445,473

TOTAL ITALY		5,145,050

Japan (19.1%)
Auto Components (0.9%)
Bridgestone Corp.	43,000	790,296

Banks (1.9%)
Bank of Yokohama, Ltd.	275,000	1,678,403

Chemicals (3.5%)
Kuraray Company, Ltd.§	181,500	1,620,477
Shin-Etsu Chemical Company, Ltd.§	37,400	1,415,386
		3,035,863

Diversified Financials (2.7%)
Nikko Cordial Corp.§	174,000	869,176
ORIX Corp.	11,300	1,443,379
		2,312,555

Electronic Equipment & Instruments (1.1%)
Omron Corp.	44,800	978,874

Household Products (1.5%)
Uni-Charm Corp.	28,600	1,284,323

Machinery (2.7%)
Komatsu, Ltd.§	177,000	1,329,527
THK Company, Ltd.§	50,500	1,019,827
		2,349,354

Media (0.3%)
Jupiter Telecommunications Company, Ltd.*	350	279,777

Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	33,900	1,777,920

Trading Companies & Distributors (2.4%)
Mitsubishi Corp.§	158,000	2,048,592

TOTAL JAPAN		16,535,957

	Number of Shares	Value

Mexico (1.1%)
Wireless Telecommunication Services (1.1%)
America Movil SA de CV ADR Series L	19,190	$990,204

TOTAL MEXICO		990,204

Netherlands (6.0%)
Air Freight & Couriers (1.7%)
TPG NV	52,340	1,490,975

Banks (1.7%)
ABN AMRO Holding NV§	58,740	1,460,608

Food Products (2.6%)
Royal Numico NV*	53,950	2,213,573

TOTAL NETHERLANDS		5,165,156

Singapore (1.5%)
Banks (1.5%)
United Overseas Bank, Ltd.	150,847	1,316,295

TOTAL SINGAPORE		1,316,295

South Korea (1.4%)
Machinery (1.4%)
Samsung Heavy Industries Company, Ltd.	132,460	1,197,868

TOTAL SOUTH KOREA		1,197,868

Spain (2.8%)
Oil & Gas (2.8%)
Repsol YPF SA§	91,860	2,439,748

TOTAL SPAIN		2,439,748

Sweden (3.2%)
Communications Equipment (0.9%)
Telefonaktiebolaget LM Ericsson	270,200	765,254

Machinery (2.3%)
Sandvik AB§	48,960	2,042,802

TOTAL SWEDEN		2,808,056

Switzerland (5.1%)
Banks (2.3%)
UBS AG§	23,030	1,952,439

Insurance (1.1%)
Swiss Re*	13,505	970,919

Pharmaceuticals (1.7%)
Novartis AG	32,286	1,512,484

TOTAL SWITZERLAND		4,435,842

	Number of Shares	Value

Taiwan (3.3%)
Banks (0.9%)
Mega Financial Holding Company, Ltd.	1,272,000	$818,324

Semiconductor Equipment & Products (2.4%)
Taiwan Semiconductor Manufacturing Company, Ltd.	570,515	930,545
United Microelectronics Corp. ADR*	335,500	1,130,635
		2,061,180

TOTAL TAIWAN		2,879,504

United Kingdom (21.6%)
Banks (4.1%)
HSBC Holdings PLC	130,400	2,073,992
Royal Bank of Scotland Group PLC	46,080	1,465,908
		3,539,900

Commercial Services & Supplies (2.4%)
Capita Group PLC	96,492	684,916
Hays PLC	553,280	1,391,537
		2,076,453

Industrial Conglomerates (0.8%)
FKI PLC	331,526	664,812

Metals & Mining (0.6%)
BHP Billiton PLC	41,960	563,747

Multiline Retail (1.6%)
Marks & Spencer Group PLC	217,980	1,424,728

Oil & Gas (3.2%)
BP PLC	176,050	1,828,144
Shell Transportation & Trading Company PLC	109,710	986,996
		2,815,140

Pharmaceuticals (2.9%)
AstraZeneca PLC	28,735	1,133,366
GlaxoSmithKline PLC	60,130	1,379,255
		2,512,621

Specialty Retail (1.5%)
Kingfisher PLC	230,950	1,259,742

Tobacco (1.9%)
Imperial Tobacco Group PLC	62,915	1,651,004

Transportation Infrastructure (1.5%)
BAA PLC	120,395	1,326,986

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	347,000	921,480

TOTAL UNITED KINGDOM		18,756,613

	Number of Shares	Value

TOTAL COMMON STOCKS (Cost $67,311,278)		$82,975,398

PREFERRED STOCK (0.5%)
Brazil (0.5%)
Diversified Telecommunication Services (0.5%)
Telemar Norte Leste SA Class A (Cost $447,938)	17,600	410,457

SHORT-TERM INVESTMENTS (26.9%)
State Street Navigator Prime Fund§§	18,961,876	18,961,876

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit,
1.850%, 4/01/05	$4,344	4,344,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,305,876)		23,305,876

TOTAL INVESTMENTS AT VALUE (123.1%) (Cost $91,065,092)		106,691,731

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.1%)		(20,040,022)

NET ASSETS (100.0%)		$86,651,709

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $91,065,092, $16,369,106, $(742,467) and $15,626,639, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (90.2%)
Brazil (4.2%)
Airlines (0.4%)
Gol-Linhas Aereas Inteligentes SA ADR*§	21,800	$547,834

Diversified Telecommunication Services (0.9%)
Brasil Telecom Participacoes SA ADR§	19,000	620,350
Tele Norte Leste Participacoes SA	22,100	420,636
		1,040,986

Oil & Gas (2.0%)
Petroleo Brasileiro SA - Petrobras ADR§	62,200	2,392,834

Paper & Forest Products (0.5%)
Aracruz Celulose SA ADR	9,800	350,840
Votorantim Celulose e Papel SA ADR§	21,000	273,000
		623,840

Water Utilities (0.3%)
Companhia de Saneamento Basico do Estado de Sao Paulo	6,680,000	327,278

Wireless Telecommunication Services (0.1%)
Telesp Celular Participacoes SA ADR*	13,286	79,450

TOTAL BRAZIL		5,012,222

Chile (1.2%)
Beverages (0.7%)
Compania Cervecerias Unidas SA ADR §	25,500	626,025
Embotelladora Andina SA ADR Series B§	14,200	189,712
		815,737

Diversified Telecommunication Services (0.5%)
Compania de Telecomunicaciones de Chile SA ADR	50,200	559,228

TOTAL CHILE		1,374,965

China (4.2%)
Airlines (0.5%)
Air China, Ltd. Series H*	1,710,000	619,378

Insurance (1.1%)
China Life Insurance Company, Ltd. Series H*	1,898,000	1,263,970

Metals & Mining (0.7%)
Jiangxi Copper Company, Ltd. Series H*	1,633,000	867,001

Oil & Gas (1.9%)
China Petroleum & Chemical Corp. Series H	4,228,000	1,728,562
Sinopec Zhenhai Refining & Chemical Company, Ltd. Series H	539,300	579,555
		2,308,117

TOTAL CHINA		5,058,466

Egypt (0.3%)
Wireless Telecommunication Services (0.3%)
Orascom Telecom Holding SAE*	5,100	360,517

TOTAL EGYPT		360,517

	Number of Shares	Value

Hong Kong (3.6%)
Industrial Conglomerates (0.5%)
Golden Meditech Company, Ltd.	2,787,000	$577,981

Oil & Gas (0.9%)
CNOOC, Ltd.	2,083,000	1,133,811

Textiles & Apparel (0.5%)
Ports Design, Ltd.	805,000	551,820

Wireless Telecommunication Services (1.7%)
China Mobile (Hong Kong), Ltd.	634,500	2,073,699

TOTAL HONG KONG		4,337,311

Hungary (2.0%)
Banks (0.9%)
OTP Bank Rt.	29,900	1,023,631

Oil & Gas (1.1%)
MOL Magyar Olaj-es Gazipari Rt.	16,200	1,305,349

TOTAL HUNGARY		2,328,980

India (5.5%)
Airlines (0.3%)
Jet Airways (India), Ltd.*	12,943	359,434

Chemicals (1.0%)
Reliance Industries, Ltd. GDR Rule 144A‡	45,800	1,173,396

Diversified Financials (0.3%)
ICICI Bank, Ltd. ADR	15,400	319,088

Diversified Telecommunication Services (0.8%)
Bharti Tele-Ventures, Ltd.*	193,800	915,685

Electric Utilities (0.6%)
National Thermal Power Corporation, Ltd.	358,400	703,421

Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	34,300	602,365

Gas Utilities (0.4%)
Gail India, Ltd.	114,700	556,623

IT Consulting & Services (1.2%)
Infosys Technologies, Ltd. ADR§	9,400	693,062
Tata Consultancy Services	22,622	742,512
		1,435,574

Oil & Gas (0.4%)
Cairn Energy PLC*	20,500	450,987

TOTAL INDIA		6,516,573

	Number of Shares	Value

Indonesia (1.1%)
Diversified Financials (0.4%)
PT Bank Central Asia Tbk	1,347,000	$483,150

Tobacco (0.3%)
PT Gudang Garam Tbk	209,000	355,141

Wireless Telecommunication Services (0.4%)
PT Telekomunikasi Indonesia	1,118,500	530,160

TOTAL INDONESIA		1,368,451

Israel (3.9%)
Banks (0.6%)
Bank Hapoalim, Ltd.	215,700	726,129

Diversified Financials (0.6%)
IDB Development Corporation, Ltd.	21,600	670,029

Electronic Equipment & Instruments (0.5%)
Orbotech, Ltd.*	24,900	545,310

Internet Software & Services (0.6%)
Check Point Software Technologies, Ltd.*	33,800	734,812

Pharmaceuticals (1.6%)
Teva Pharmaceutical Industries, Ltd. ADR§	63,100	1,956,100

TOTAL ISRAEL		4,632,380

Malaysia (4.1%)
Banks (1.9%)
Commerce Asset-Holding Berhad	694,700	836,840
Public Bank Berhad	711,300	1,403,517
		2,240,357

Diversified Telecommunication Services (0.7%)
Telekom Malaysia Berhad	356,400	913,676

Energy Equipment & Services (0.2%)
Scomi Group Berhad	493,500	207,843

Media (0.4%)
Astro All Asia Networks PLC*	365,200	494,942

Wireless Telecommunication Services (0.9%)
Maxis Communications Berhad	429,000	1,066,215

TOTAL MALAYSIA		4,923,033

Mexico (7.3%)
Beverages (0.8%)
Fomento Economico Mexicano SA de CV ADR	17,300	926,415

Construction Materials (0.3%)
Cemex SA de CV ADR	8,161	295,836

	Number of Shares	Value

Diversified Telecommunication Services (0.8%)
Telefonos de Mexico SA de CV ADR	29,000	$1,001,370

Food Products (0.9%)
Gruma SA Series B	262,400	593,723
Grupo Bimbo SA de CV Series A	169,200	452,754
		1,046,477

Household Durables (0.7%)
Consorcio ARA SA de CV*	258,300	855,417

Media (0.4%)
Grupo Televisa SA ADR	8,400	493,920

Metals & Mining (0.6%)
Grupo Mexico SA de CV Series B*	128,350	674,379

Multiline Retail (0.6%)
Wal-Mart de Mexico SA de CV Series V	218,600	766,366

Real Estate (0.7%)
Desarrolladora Homex SA de CV ADR*§	14,500	356,410
Urbi Desarrollos Urbanos SA de CV*	81,924	410,298
		766,708

Wireless Telecommunication Services (1.5%)
America Movil SA de CV ADR Series L	35,558	1,834,793

TOTAL MEXICO		8,661,681

Philippines (0.2%)
Diversified Financials (0.2%)
SM Investments Corp.*	49,000	203,405

TOTAL PHILIPPINES		203,405

Russia (4.1%)
Banks (0.8%)
Sberbank RF	1,700	1,008,470

Oil & Gas (2.1%)
Lukoil ADR§	16,700	2,262,850
Sibir Energy PLC*	80,300	273,122
		2,535,972

Wireless Telecommunication Services (1.2%)
AO VimpelCom ADR*§	40,600	1,397,452

TOTAL RUSSIA		4,941,894

Singapore (0.4%)
Chemicals (0.4%)
Hi-P International, Ltd.§	497,000	460,658

TOTAL SINGAPORE		460,658

	Number of Shares	Value

South Africa (9.3%)
Banks (2.6%)
FirstRand, Ltd.	497,600	$1,067,162
Standard Bank Group, Ltd.	202,300	2,042,594
		3,109,756

Diversified Telecommunication Services (0.6%)
Telkom South Africa, Ltd.	42,370	731,232

Household Durables (0.7%)
Steinhoff International Holdings, Ltd.	404,897	864,127

Industrial Conglomerates (0.9%)
Bidvest Group, Ltd.	89,900	1,022,510

Insurance (0.7%)
Sanlam, Ltd.	453,300	883,730

Media (1.0%)
Naspers, Ltd. N Shares	102,400	1,172,154

Metals & Mining (1.3%)
Impala Platinum Holdings, Ltd.	8,100	684,241
Kumba Resources, Ltd.	79,240	860,277
		1,544,518

Oil & Gas (0.6%)
Sasol	31,700	744,135

Specialty Retail (0.9%)
Edgars Consolidated Stores, Ltd.	7,446	328,563
JD Group, Ltd.	75,800	748,353
		1,076,916

TOTAL SOUTH AFRICA		11,149,078

South Korea (18.3%)
Airlines (0.5%)
Korean Air Lines Company, Ltd.	29,920	580,579

Auto Components (0.7%)
Hyundai Mobis	13,770	896,217

Automobiles (1.8%)
Hyundai Motor Company, Ltd.	39,310	2,123,303

Banks (3.5%)
Kookmin Bank	60,410	2,696,650
Shinhan Financial Group Company, Ltd.	56,660	1,515,052
		4,211,702

Household Durables (1.2%)
LG Electronics, Inc.§	20,730	1,385,518

Industrial Conglomerates (0.9%)
GS Holdings Corp.	42,000	1,038,922

	Number of Shares	Value

Insurance (0.5%)
Samsung Fire & Marine Insurance Company, Ltd.*	8,400	$634,826

Metals & Mining (1.0%)
POSCO ADR	24,400	1,204,384

Semiconductor Equipment & Products (7.6%)
Samsung Electronics Company, Ltd.	18,440	9,088,989

Wireless Telecommunication Services (0.6%)
SK Telecom Company, Ltd.	4,300	725,243

TOTAL SOUTH KOREA		21,889,683

Taiwan (13.4%)
Automobiles (0.5%)
China Motor Corp.	505,000	599,052

Banks (1.7%)
E.Sun Financial Holding Company, Ltd.	2,479,000	2,015,348

Chemicals (0.5%)
Formosa Plastics Corp.	340,000	608,186

Computers & Peripherals (2.1%)
Advantech Company, Ltd.	479,394	1,093,120
Chi Mei Optoelectronics Corp.	500,000	729,848
LITE-ON IT Corp.	419,000	696,261
		2,519,229

Diversified Financials (0.8%)
First Financial Holding Company, Ltd.*	1,196,000	970,915

Electronic Equipment & Instruments (1.3%)
AU Optronics Corp. ADR§	107,500	1,575,950

Insurance (1.1%)
Cathay Financial Holding Company, Ltd.	693,000	1,312,675

Marine (0.8%)
Yang Ming Marine Transport	970,000	936,080

Real Estate (1.4%)
Cathay Real Estate Development Company, Ltd.	3,069,000	1,622,641

Semiconductor Equipment & Products (3.2%)
Sunplus Technology Company, Ltd.	611,000	913,292
Taiwan Semiconductor Manufacturing Company, Ltd.	1,557,000	2,539,564
United Microelectronics Corp.*	596,662	360,029
		3,812,885

TOTAL TAIWAN		15,972,961

Thailand (5.0%)
Banks (2.1%)
Bangkok Bank Public Company, Ltd.	547,800	1,565,868
Siam City Bank Public Company, Ltd.	1,414,300	903,937
		2,469,805

	Number of Shares	Value

Construction & Engineering (0.4%)
Italian - Thai Development Public Company, Ltd.	1,721,500	$453,316
Italian - Thai Development Public Company, Ltd. NVDR	220,100	57,847
		511,163

Construction Materials (1.2%)
Siam Cement Public Company, Ltd.	205,500	1,384,867

Diversified Telecommunication Services (0.1%)
True Corporation Public Company, Ltd.*	565,500	130,090

Oil & Gas (1.2%)
Thai Oil Public Company, Ltd.*	889,500	1,432,660

TOTAL THAILAND		5,928,585

Turkey (1.8%)
Banks (1.1%)
Akbank T.A.S.	169,133	818,794
Turkiye Garanti Bankasi AS*	144,705	547,216
		1,366,010

Industrial Conglomerates (0.7%)
Koc Holding AS	194,221	841,335

TOTAL TURKEY		2,207,345

Venezuela (0.3%)
Diversified Telecommunication Services (0.3%)
Compania Anonima Nacional Telefonos de Venezuela ADR	21,300	402,996

TOTAL VENEZUELA		402,996

TOTAL COMMON STOCKS (Cost $89,042,952)		107,731,184

PREFERRED STOCKS (6.4%)
Brazil (6.4%)
Banks (1.5%)
Banco Bradesco SA	34,840	1,013,027
Banco Itau Holding Financeira SA	4,870	796,859
		1,809,886

Beverages (0.6%)
Companhia de Bebidas das Americas ADR§	26,700	771,363

Chemicals (0.3%)
Braskem SA Class A	9,500,000	386,968

Diversified Telecommunication Services (0.7%)
Telemar Norte Leste SA Class A	19,300	450,104
Telesp-Telecomunicacoes de Sao Paulo SA	17,500,000	337,032
		787,136

Electric Utilities (0.2%)
Companhia Energetica de Minas Gerais	11,400,000	263,720

	Number of Shares	Value

Industrial Conglomerates (0.3%)
Itausa - Investimentos Itau SA	176,000	$325,718

Metals & Mining (2.0%)
Companhia Vale do Rio Doce ADR	89,400	2,375,358

Oil & Gas (0.8%)
Petroleo Brasileiro SA - Petrobras ADR	22,200	980,796

TOTAL PREFERRED STOCKS (Cost $5,287,500)		7,700,945

WARRANT (0.2%)
India (0.2%)
Diversified Financials (0.2%)
National Thermal Power Corporation, Ltd. Rule 144A, (UBS) expires
10/20/05*‡ (Cost $147,120)	106,900	208,455

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd.*^ (Cost $0)	50,021	0

SHORT-TERM INVESTMENTS (12.6%)
State Street Navigator Prime Fund§§	11,676,247	11,676,247

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit,
1.850%, 4/01/05	$3,314	3,314,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,990,247)		14,990,247

TOTAL INVESTMENTS AT VALUE (109.4%) (Cost $109,467,819)		130,630,831

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.4%)		(11,185,084)

NET ASSETS (100.0%)		$119,445,747

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

*                      Non-income producing security.

‡                       Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $1,381,851 or 1.16% of net assets.

^                       Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§                      Security or portion thereof is out on loan.

§§               Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $109,467,819, $23,091,337, $(1,928,325) and $21,163,012, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.6%)
Aerospace & Defense (4.9%)
Lockheed Martin Corp.	22,800	$1,392,168
United Technologies Corp.	11,900	1,209,754
		2,601,922

Auto Components (1.5%)
Johnson Controls, Inc.	14,700	819,672

Banks (12.4%)
Bank of America Corp.	38,600	1,702,260
Mellon Financial Corp.	31,700	904,718
North Fork Bancorporation, Inc.	25,800	715,692
U.S. Bancorp	17,600	507,232
Wachovia Corp.	26,900	1,369,479
Wells Fargo & Co.	23,000	1,375,400
		6,574,781

Beverages (1.0%)
Coca-Cola Enterprises, Inc.	24,900	510,948

Building Products (1.1%)
American Standard Companies, Inc.	12,700	590,296

Chemicals (3.8%)
Du Pont (E. I.) de Nemours & Co.	25,500	1,306,620
PPG Industries, Inc.	9,600	686,592
		1,993,212

Computers & Peripherals (1.1%)
International Business Machines Corp.	6,300	575,694

Containers & Packaging (0.6%)
Smurfit-Stone Container Corp.*	20,700	320,229

Diversified Financials (8.7%)
Capital One Financial Corp.	12,100	904,717
Citigroup, Inc.	33,600	1,509,984
Fannie Mae	7,500	408,375
Lehman Brothers Holdings, Inc.	9,500	894,520
Morgan Stanley	15,200	870,200
		4,587,796

Diversified Telecommunication Services (4.1%)
ALLTEL Corp.	8,200	449,770
Telus Corp.	30,000	924,300
Verizon Communications, Inc.	22,200	788,100
		2,162,170

Electric Utilities (1.1%)
Progress Energy, Inc.	13,600	570,520

Electrical Equipment (0.9%)
Emerson Electric Co.	7,500	486,975

Electronic Equipment & Instruments (1.5%)
Diebold, Inc.	14,400	789,840

	Number of Shares	Value

Energy Equipment & Services (1.8%)
Weatherford International, Ltd.*	16,900	$979,186

Food Products (1.4%)
General Mills, Inc.	15,500	761,825

Healthcare Providers & Services (2.2%)
Aetna, Inc.	15,400	1,154,230

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	20,100	625,914

Household Durables (1.1%)
Maytag Corp.§	40,700	568,579

Household Products (3.0%)
Procter & Gamble Co.	30,500	1,616,500

Industrial Conglomerates (7.3%)
General Electric Co.	43,700	1,575,822
Textron, Inc.	11,600	865,592
Tyco International, Ltd.	42,700	1,443,260
		3,884,674

Insurance (6.3%)
Allstate Corp.	15,600	843,336
Hartford Financial Services Group, Inc.	24,400	1,672,864
St. Paul Companies, Inc.	22,800	837,444
		3,353,644

Machinery (3.5%)
Eaton Corp.	12,500	817,500
ITT Industries, Inc.	11,300	1,019,712
		1,837,212

Media (1.7%)
Tribune Co.	9,500	378,765
Viacom, Inc. Class B	14,800	515,484
		894,249

Metals & Mining (0.9%)
Alcoa, Inc.	15,800	480,162

Multiline Retail (2.1%)
Federated Department Stores, Inc.	17,400	1,107,336

Oil & Gas (12.4%)
Apache Corp.	12,400	759,252
Burlington Resources, Inc.	15,000	751,050
ConocoPhillips	20,602	2,221,720
Exxon Mobil Corp.	31,500	1,877,400
Murphy Oil Corp.	6,500	641,745
Pioneer Natural Resources Co.	7,800	333,216
		6,584,383

	Number of Shares	Value

Pharmaceuticals (3.1%)
Johnson & Johnson	16,700	$1,121,572
Schering-Plough Corp.	29,300	531,795
		1,653,367

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	9,800	528,514

Semiconductor Equipment & Products (1.0%)
Intel Corp.	22,700	527,321

Specialty Retail (1.8%)
Best Buy Company, Inc.	7,400	399,674
Office Depot, Inc.*	24,800	550,064
		949,738

Tobacco (2.1%)
Altria Group, Inc.	16,700	1,092,013

TOTAL COMMON STOCKS (Cost $43,947,075)		51,182,902

SHORT-TERM INVESTMENTS (4.1%)
State Street Navigator Prime Fund§§	579,975	579,975

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05	$1,579	1,579,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,158,975)		2,158,975

TOTAL INVESTMENTS AT VALUE (100.7%) (Cost $46,106,050)		53,341,877

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(391,472)

NET ASSETS (100.0%)		$52,950,405

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $46,106,050, $7,944,023, $(708,196) and $7,235,827, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Global Small Cap Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (90.2%)
Australia (0.8%)
Machinery (0.8%)
Bradken, Ltd.	449,431	$868,595

TOTAL AUSTRALIA		868,595

Belgium (0.8%)
Diversified Financials (0.8%)
RHJ International*	29,909	857,111

TOTAL BELGIUM		857,111

Canada (3.5%)
Leisure Equipment & Products (1.5%)
Mega Bloks*	64,960	1,030,898
Mega Bloks, Rule 144A*‡	37,100	588,767
		1,619,665
Specialty Retail (2.0%)
Gildan Activewear, Inc. Class A*	52,500	2,231,250

TOTAL CANADA		3,850,915

China (4.3%)
Airlines (1.6%)
Air China, Ltd. Series H*	4,940,000	1,789,316

Communications Equipment (1.1%)
ZTE Corp.*	352,800	1,167,051

Internet Software & Services (1.6%)
Netease.com, Inc. ADR*§	13,650	658,066
Shanda Interactive Entertainment, Ltd. ADR*§	37,095	1,120,269
		1,778,335

TOTAL CHINA		4,734,702

Denmark (1.5%)
Electrical Equipment (1.5%)
Vestas Wind Systems AS*§	119,200	1,724,966

TOTAL DENMARK		1,724,966

France (2.5%)
Office Electronics (2.5%)
Neopost SA§	32,035	2,781,023

TOTAL FRANCE		2,781,023

Germany (0.4%)
Biotechnology (0.4%)
Epigenomics AG*	53,020	454,789

TOTAL GERMANY		454,789

	Number of Shares	Value

Ireland (1.9%)
Airlines (1.9%)
Ryanair Holdings PLC*	80,300	$633,746
Ryanair Holdings PLC ADR*§	33,580	1,469,797

TOTAL IRELAND		2,103,543

Israel (2.6%)
Internet & Catalog Retail (1.5%)
Shopping.com, Ltd.*§	94,100	1,674,980

Internet Software & Services (1.1%)
Check Point Software Technologies, Ltd.*	57,200	1,243,528

TOTAL ISRAEL		2,918,508

Japan (8.0%)
Chemicals (1.6%)
Kuraray Company, Ltd.§	194,000	1,732,080

Electronic Equipment & Instruments (1.8%)
Nidec Corp.§	15,900	1,979,800

Hotels, Restaurants & Leisure (1.4%)
Round One Corp.§	844	1,527,469

Media (1.6%)
Usen Corp.§	71,000	1,815,999

Specialty Retail (1.6%)
USS Company, Ltd.	23,250	1,802,245

TOTAL JAPAN		8,857,593

Netherlands (1.6%)
Food Products (1.6%)
Nutreco Holdings NV	53,530	1,800,813

TOTAL NETHERLANDS		1,800,813

Norway (1.0%)
Electronic Equipment & Instruments (1.0%)
Tandberg ASA§	103,730	1,086,867

TOTAL NORWAY		1,086,867

South Korea (2.1%)
Internet Software & Services (0.4%)
Gravity Company, Ltd. ADR*	39,400	371,936

Machinery (1.7%)
Samsung Heavy Industries Company, Ltd.	211,700	1,914,454

TOTAL SOUTH KOREA		2,286,390

Sweden (4.7%)
Healthcare Equipment & Supplies (2.9%)
Getinge AB Class B§	216,400	3,243,949

	Number of Shares	Value

Machinery (1.8%)
Alfa Laval AB§	119,800	$1,976,223

TOTAL SWEDEN		5,220,172

Switzerland (2.0%)
Healthcare Equipment & Supplies (2.0%)
Nobel Biocare Holding AG§	10,328	2,182,441

TOTAL SWITZERLAND		2,182,441

Taiwan (0.9%)
Electronic Equipment & Instruments (0.9%)
AU Optronics Corp. ADR§	69,900	1,024,734

TOTAL TAIWAN		1,024,734

United Kingdom (10.0%)
Automobile Parts & Equipment (1.0%)
Halfords Group PLC	187,360	1,059,809

Commercial Services & Supplies (2.3%)
Michael Page International PLC	465,850	1,707,774
Serco Group PLC	180,000	830,681
		2,538,455

Diversified Telecommunication Services (1.5%)
COLT Telecom Group PLC*§	1,737,580	1,639,537

Electronic Equipment & Instruments (0.8%)
Laird Group PLC	144,419	936,620

Hotels, Restaurants & Leisure (1.6%)
William Hill PLC	167,810	1,747,666

Insurance (1.1%)
Admiral Group PLC*	185,780	1,226,460

Software (1.7%)
Sage Group PLC	500,300	1,903,188

TOTAL UNITED KINGDOM		11,051,735

United States (41.6%)
Commercial Services & Supplies (1.7%)
Greenfield Online, Inc.*§	51,900	1,019,835
Resources Connection, Inc.*	38,700	809,991
		1,829,826

Communications Equipment (2.3%)
Harmonic, Inc.*	71,800	686,408
Kanbay International, Inc.*§	91,600	1,874,136
		2,560,544

Computers & Peripherals (1.0%)
Avid Technology, Inc.*	20,900	1,131,108

	Number of Shares	Value

Construction & Engineering (1.2%)
Infrasource Services, Inc.*§	114,300	$1,371,600

Diversified Financials (2.5%)
Affiliated Managers Group, Inc.*§	30,400	1,885,712
Franklin Resources, Inc.	12,600	864,990
		2,750,702

Electronic Equipment & Instruments (1.0%)
Broadcom Corp. Class A*	35,800	1,071,136

Food & Drug Retailing (1.3%)
Whole Foods Market, Inc.	14,400	1,470,672

Food Products (1.8%)
Herbalife, Ltd.*	130,000	1,981,200

Healthcare Providers & Services (8.8%)
AMERIGROUP Corp.*	47,000	1,718,320
Centene Corp.*	73,900	2,216,261
Pediatrix Medical Group, Inc.*	16,700	1,145,453
Psychiatric Solutions, Inc.*	42,276	1,944,696
United Surgical Partners International, Inc.*§	59,100	2,705,007
		9,729,737

Hotels, Restaurants & Leisure (3.3%)
Panera Bread Co. Class A*§	28,500	1,611,105
Starwood Hotels & Resorts Worldwide, Inc.	34,200	2,053,026
		3,664,131

Household Durables (1.0%)
Knoll, Inc.*	68,300	1,139,244

Internet Software & Services (3.2%)
Corillian Corp.*	125,300	436,044
Digitas, Inc.*	163,100	1,647,310
Openwave Systems, Inc.*§	121,100	1,476,209
		3,559,563

Leisure Equipment & Products (0.5%)
RC2 Corp.*	17,800	605,200

Oil & Gas (2.9%)
Newfield Exploration Co.*	26,900	1,997,594
W&T Offshore, Inc.*	55,600	1,154,256
		3,151,850

Real Estate (0.3%)
HouseValues, Inc.*	22,000	276,760

Semiconductor Equipment & Products (5.1%)
Cascade Microtech, Inc.*	23,300	223,680
Cymer, Inc.*	52,100	1,394,717
FormFactor, Inc.*§	76,300	1,727,432
Integrated Circuit Systems, Inc.*	50,600	967,472
Tessera Technologies, Inc.*	30,600	1,322,838
		5,636,139

	Number of Shares	Value

Software (2.9%)
Macromedia, Inc.*	50,300	$1,685,050
THQ, Inc.*	53,100	1,494,234
		3,179,284

Specialty Retail (0.8%)
Hot Topic, Inc.*	40,900	893,665

TOTAL UNITED STATES		46,002,361

TOTAL COMMON STOCKS (Cost $76,838,963)		99,807,258

PREFERRED STOCK (0.9%)
United States (0.9%)
Consumer Services (0.9%)
PRN Corp.*†† (Cost $711,000)	79,000	1,038,850

WARRANT (0.0%)
United States (0.0%)
Consumer Services (0.0%)
PRN Corp. strike $0.01, expires August 2011*†† (Cost $0)	18,283	0

LIMITED PARTNERSHIPS (2.1%)
United States (2.1%)
Venture Capital (2.1%)
Austin Ventures VIII L.P.*††	326,668	263,828
CVC European Equity III L.P.*††	818,171	877,729
Madison Dearborn Capital Partners IV L.P.*††	553,294	394,165
Oak Investment Partners X L.P.*††	1,063,455	748,549

TOTAL LIMITED PARTNERSHIPS (Cost $2,148,769)		2,284,271

SHORT-TERM INVESTMENTS (33.9%)
State Street Navigator Prime Fund§§	29,287,158	29,287,158

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit,
1.850%, 4/01/05	$8,178	8,178,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,465,158)		37,465,158

TOTAL INVESTMENTS AT VALUE (127.1%) (Cost $117,163,890)		140,595,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.1%)		(29,949,767)

NET ASSETS (100.0%)		$110,645,770

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                             Non-income producing security.

‡                              Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005 these securities amounted to a value of $588,767 or 0.5% of net assets.

††                        Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the  Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

Security Description	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage of Net Asset Value	Distributions Received	Open Commitments

Austin Ventures VIII L.P.	Ltd. Partnership	326,668	7/13/01	$283,846	$263,828	$0.81	0.24%	$39,584	$226,665

CVC European Equity III L.P.	Ltd. Partnership	818,171	9/04/01	612,454	877,729	1.07	0.79%	294,232	181,830

Madison Dearborn Capital Partners IV L.P.	Ltd. Partnership	553,294	4/02/01	403,942	394,165	0.71	0.36%	146,259	446,706

Oak Investment Partners X L.P.	Ltd. Partnership	1,063,455	1/18/01	848,526	748,549	0.70	0.68%	192,858	436,545

PRN Corp.	Preferred Stock	79,000	8/13/01	711,000	1,038,850	13.15	0.94%	—	—

PRN Corp.	Warrant	18,283	8/14/01	—	—	—	—	—	—

				$2,859,768	$3,323,121		3.01%	$672,933	$1,291,746

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $117,163,890, $26,075,238, $(2,643,591) and $23,431,647, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Mid-Cap Growth Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.8%)
Aerospace & Defense (4.9%)
Alliant Techsystems, Inc.*	9,300	$664,485
L-3 Communications Holdings, Inc.	10,700	759,914
Precision Castparts Corp.	6,600	508,266
		1,932,665

Auto Components (1.0%)
Autoliv, Inc.	8,400	400,260

Biotechnology (6.4%)
Amylin Pharmaceuticals, Inc.*§	14,000	244,860
Charles River Laboratories International, Inc.*	14,400	677,376
Genzyme Corp.*	13,500	772,740
Martek Biosciences Corp.*§	7,300	424,787
Neurocrine Biosciences, Inc.*§	7,000	266,420
Protein Design Labs, Inc.*	7,500	119,925
		2,506,108

Chemicals (4.1%)
Crompton Corp.§	35,500	518,300
Monsanto Co.	16,900	1,090,050
		1,608,350

Commercial Services & Supplies (3.1%)
Alliance Data Systems Corp.*	13,300	537,320
Corporate Executive Board Co.	10,900	697,055
		1,234,375

Communications Equipment (1.6%)
Comverse Technology, Inc.*	24,900	627,978

Computers & Peripherals (4.5%)
Avid Technology, Inc.*	9,700	524,964
NCR Corp.*	31,200	1,052,688
Network Appliance, Inc.*	6,500	179,790
		1,757,442

Containers & Packaging (1.0%)
Ball Corp.	9,800	406,504

Diversified Financials (1.4%)
Chicago Mercantile Exchange	2,900	562,687

Electronic Equipment & Instruments (2.9%)
Broadcom Corp. Class A*	20,700	619,344
Roper Industries, Inc.	7,800	510,900
		1,130,244

Energy Equipment & Services (4.4%)
Baker Hughes, Inc.	10,400	462,696
National-Oilwell Varco, Inc.*	15,700	733,190
Smith International, Inc.	8,500	533,205
		1,729,091

Food & Drug Retailing (1.5%)
Whole Foods Market, Inc.	5,600	571,928

	Number of Shares	Value

Food Products (2.2%)
Campbell Soup Co.	14,700	$426,594
J.M. Smucker Co.	8,700	437,610
		864,204

Healthcare Equipment & Supplies (3.4%)
Beckman Coulter, Inc.	7,300	485,085
Dade Behring Holdings, Inc.*	3,300	194,469
Varian Medical Systems, Inc.*	19,400	665,032
		1,344,586

Healthcare Providers & Services (2.4%)
AMERIGROUP Corp.*	25,400	928,624

Hotels, Restaurants & Leisure (5.2%)
MGM Mirage, Inc.*	12,700	899,414
Starwood Hotels & Resorts Worldwide, Inc.	19,000	1,140,570
		2,039,984

Household Durables (1.7%)
Snap-On, Inc.	20,900	664,411

Insurance (3.3%)
AMBAC Financial Group, Inc.	10,900	814,775
Genworth Financial, Inc. Class A	18,200	500,864
		1,315,639

Internet Software & Services (2.7%)
CNET Networks, Inc.*§	18,200	171,808
VeriSign, Inc.*	31,500	904,050
		1,075,858

IT Consulting & Services (1.2%)
NAVTEQ Corp.*	11,200	485,520

Leisure Equipment & Products (1.7%)
SCP Pool Corp.	21,400	681,804

Machinery (0.7%)
UNOVA, Inc.*§	13,800	284,970

Media (3.9%)
E.W. Scripps Co. Class A	9,100	443,625
Getty Images, Inc.*§	11,800	839,098
XM Satellite Radio Holdings, Inc. Class A*§	7,500	236,250
		1,518,973

Oil & Gas (3.2%)
Forest Oil Corp.*	11,000	445,500
Newfield Exploration Co.*	8,200	608,932
W&T Offshore, Inc.	10,000	207,600
		1,262,032

Personal Products (1.8%)
Alberto-Culver Co.	15,000	717,900

	Number of Shares	Value

Pharmaceuticals (4.6%)
Medco Health Solutions, Inc.*	4,400	$218,108
Sepracor, Inc.*	12,400	711,884
Taro Pharmaceutical Industries, Ltd.*	15,000	473,400
Valeant Pharmaceuticals International	18,400	414,368
		1,817,760

Semiconductor Equipment & Products (2.3%)
FormFactor, Inc.*	18,200	412,048
Tessera Technologies, Inc.*	11,000	475,530
		887,578

Software (6.2%)
Activision, Inc.*	35,067	518,987
Adobe Systems, Inc.	7,100	476,907
Hyperion Solutions Corp.*	8,400	370,524
Macromedia, Inc.*	32,200	1,078,700
		2,445,118

Specialty Retail (2.6%)
Office Depot, Inc.*	18,800	416,984
Williams-Sonoma, Inc.*	16,300	599,025
		1,016,009

Textiles & Apparel (3.6%)
Coach, Inc.*	13,900	787,157
Columbia Sportswear Co.*§	12,100	644,083
		1,431,240

Wireless Telecommunication Services (4.3%)
Crown Castle International Corp.*	36,100	579,766
Nextel Partners, Inc. Class A*	50,900	1,117,764
		1,697,530

TOTAL COMMON STOCKS (Cost $30,701,638)		36,947,372

SHORT-TERM INVESTMENTS (14.4%)
State Street Navigator Prime Fund§§	3,582,439	3,582,439

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05	$2,090	2,090,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,672,439)		5,672,439

TOTAL INVESTMENTS AT VALUE (108.2%) (Cost $36,374,077)		42,619,811

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.2%)		(3,234,210)

NET ASSETS (100.0%)		$39,385,601

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $36,374,077, $6,817,532, $(571,798) and $6,245,734, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Small Cap Growth Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.1%)
Agriculture (1.1%)
Delta and Pine Land Co.§	277,600	$7,495,200

Banks (1.2%)
Boston Private Financial Holdings, Inc.§	334,300	7,939,625

Biotechnology (2.2%)
Martek Biosciences Corp.*§	143,100	8,326,989
Nabi Biopharmaceuticals*	544,200	6,791,616
		15,118,605

Commercial Services & Supplies (4.5%)
Greenfield Online, Inc.*§	489,100	9,610,815
Kforce, Inc.*§	643,100	7,067,669
Resources Connection, Inc.*§	289,000	6,048,770
Universal Technical Institute, Inc.*	202,700	7,459,360
		30,186,614

Communications Equipment (3.6%)
Harmonic, Inc.*§	558,300	5,337,348
Kanbay International, Inc.*§	463,900	9,491,394
Symmetricom, Inc.*§	863,600	9,577,324
		24,406,066

Computers & Peripherals (1.3%)
Avid Technology, Inc.*§	161,300	8,729,556

Containers & Packaging (1.3%)
Crown Holdings, Inc.*§	552,900	8,603,124

Distribution & Wholesale (1.3%)
Beacon Roofing Supply, Inc.*§	393,000	8,600,805

Diversified Financials (2.4%)
Affiliated Managers Group, Inc.*§	133,550	8,284,107
Jefferies Group, Inc.§	207,200	7,807,296
		16,091,403

Energy Equipment & Services (2.6%)
FMC Technologies, Inc.*§	287,500	9,539,250
Newpark Resources, Inc.*§	1,379,700	8,126,433
		17,665,683

Food & Drug Retailing (0.7%)
Pantry, Inc.*§	157,200	4,868,484

Food Products (1.1%)
John B. Sanfilippo & Son, Inc.*§	293,314	7,209,658

Healthcare Equipment & Supplies (3.9%)
Advanced Neuromodulation Systems, Inc.*§	199,000	5,335,190
Align Technology, Inc.*§	675,900	4,217,616
American Medical Systems Holdings, Inc.*	363,200	6,239,776
I-Flow Corp.*§	468,800	7,421,104
Wright Medical Group, Inc.*§	140,800	3,379,200
		26,592,886

	Number of Shares	Value

Healthcare Providers & Services (12.3%)
Amedisys, Inc.*§	258,400	$7,816,600
AMERIGROUP Corp.*	322,200	11,779,632
Centene Corp.*§	317,600	9,524,824
Gentiva Health Services, Inc.*§	460,000	7,442,800
Kindred Healthcare, Inc.*§	282,200	9,905,220
Molina Healthcare, Inc.*§	200,500	9,241,045
Occulogix, Inc.*§	576,900	4,857,498
Psychiatric Solutions, Inc.*§	312,100	14,356,600
United Surgical Partners International, Inc.*§	176,900	8,096,713
		83,020,932

Hotels, Restaurants & Leisure (4.0%)
Aztar Corp.*§	243,100	6,942,936
Carmike Cinemas, Inc.§	221,500	8,257,520
Great Wolf Resorts, Inc.*§	291,800	7,280,410
Orient-Express Hotels, Ltd. Class A§	163,100	4,256,910
		26,737,776

Internet & Catalog Retail (2.1%)
Coldwater Creek, Inc.*§	373,650	6,905,052
Shopping.com, Ltd.*§	393,800	7,009,640
		13,914,692

Internet Software & Services (6.1%)
24/7 Real Media, Inc.*§	1,237,300	4,021,225
Chordiant Software, Inc.*	1,989,200	3,321,964
Digitas, Inc.*§	1,207,700	12,197,770
Gravity Company, Ltd. ADR*§	258,000	2,435,520
MatrixOne, Inc.*§	979,188	4,670,727
Openwave Systems, Inc.*§	902,566	11,002,279
webMethods, Inc.*§	667,400	3,657,352
		41,306,837

IT Consulting & Services (0.1%)
Forrester Research, Inc.*	47,100	663,168

Leisure Equipment & Products (1.2%)
RC2 Corp.*§	246,300	8,374,200

Machinery (1.2%)
Kennametal, Inc.	167,300	7,945,077

Media (3.1%)
aQuantive, Inc.*§	979,500	10,843,065
Lions Gate Entertainment Corp.*§	901,100	9,957,155
		20,800,220

Metals & Mining (1.1%)
GrafTech International, Ltd.*§	1,251,300	7,119,897

Oil & Gas (6.2%)
Comstock Resources, Inc.*§	415,800	11,950,092
Denbury Resources, Inc.*§	344,100	12,122,643
Remington Oil & Gas Corp.*§	283,200	8,926,464

	Number of Shares	Value

W&T Offshore, Inc.*	428,300	$8,891,508
		41,890,707

Pharmaceuticals (4.4%)
Angiotech Pharmaceuticals, Inc.*§	472,100	7,246,735
Inspire Phamaceuticals, Inc.*§	818,900	6,682,224
Medicines Co.*§	361,200	8,184,792
Taro Pharmaceutical Industries, Ltd.*	248,900	7,855,284
		29,969,035

Real Estate (1.3%)
HouseValues, Inc.*§	711,100	8,945,638

Semiconductor Equipment & Products (8.8%)
Asyst Technologies, Inc.*§	609,400	2,919,026
Axcelis Technologies, Inc.*§	411,800	3,006,140
Cymer, Inc.*§	200,100	5,356,677
FormFactor, Inc.*§	377,700	8,551,128
Genesis Microchip, Inc.*§	730,500	10,555,725
Tessera Technologies, Inc.*§	194,200	8,395,266
Trident Microsystems, Inc.*§	496,800	8,783,424
Varian Semiconductor Equipment Associates, Inc.*§	126,600	4,812,066
Zoran Corp.*§	667,600	6,909,660
		59,289,112

Software (10.1%)
Activision, Inc.*§	610,600	9,036,880
Agile Software Corp.*§	62,500	455,000
Hyperion Solutions Corp.*§	143,200	6,316,552
Informatica Corp.*§	920,700	7,614,189
Open Solutions, Inc.*§	393,400	7,801,122
Quest Software, Inc.*§	259,500	3,591,480
Radiant Systems, Inc.*§	771,050	7,556,290
SkillSoft PLC ADR*§	1,311,705	4,827,074
Take-Two Interactive Software, Inc.*§	159,900	6,252,090
THQ, Inc.*§	343,900	9,677,346
TIBCO Software, Inc.*§	643,900	4,797,055
		67,925,078

Specialty Retail (5.5%)
Aaron Rents, Inc.§	354,800	7,096,000
Cost Plus, Inc.*§	240,200	6,456,576
Design Within Reach, Inc.*§	444,900	7,000,502
Hot Topic, Inc.*§	355,600	7,769,860
Sports Authority, Inc.*§	311,800	8,574,500
		36,897,438

Textiles & Apparel (2.4%)
K-Swiss, Inc. Class A§	238,000	7,861,140
Warnaco Group, Inc.*§	356,500	8,570,260
		16,431,400

TOTAL COMMON STOCKS (Cost $598,677,298)		654,738,916

	Number of Shares	Value

WARRANT (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^
(Cost $0)	360	$0

SHORT-TERM INVESTMENTS (27.8%)
State Street Navigator Prime Fund§§	170,386,844	170,386,844

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05	$17,409	17,409,000
TOTAL SHORT-TERM INVESTMENTS (Cost $187,795,844)		187,795,844

TOTAL INVESTMENTS AT VALUE (124.9%) (Cost $786,473,142)		842,534,760

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.9%)		(167,933,986)

NET ASSETS (100.0%)		$674,600,774

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $786,473,142, $110,915,508, $(54,853,890) and $56,061,618, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (3.4%)
L-3 Communications Holdings, Inc.	2,000	$142,040
United Technologies Corp.	3,200	325,312
		467,352

Banks (7.8%)
Bank of New York Company, Inc.	4,300	124,915
North Fork Bancorporation, Inc.	9,900	274,626
U.S. Bancorp	7,400	213,268
Wachovia Corp.	4,400	224,004
Wells Fargo & Co.	3,700	221,260
		1,058,073

Beverages (3.1%)
Coca-Cola Enterprises, Inc.	4,000	82,080
PepsiCo, Inc.	6,300	334,089
		416,169

Biotechnology (1.1%)
Gilead Sciences, Inc.*	4,100	146,780

Building Products (1.2%)
American Standard Companies, Inc.	3,500	162,680

Chemicals (2.0%)
PPG Industries, Inc.	3,700	264,624

Commercial Services & Supplies (2.6%)
Automatic Data Processing, Inc.	3,600	161,820
Avery Dennison Corp.	3,000	185,790
		347,610

Communications Equipment (2.6%)
Cisco Systems, Inc.*	13,000	232,570
Qualcomm, Inc.	3,300	120,945
		353,515

Computers & Peripherals (4.5%)
Dell, Inc.*	4,300	165,206
EMC Corp.*	10,100	124,432
International Business Machines Corp.	2,100	191,898
Network Appliance, Inc.*	4,600	127,236
		608,772

Diversified Financials (8.4%)
Capital One Financial Corp.	3,000	224,310
Citigroup, Inc.	7,100	319,074
Goldman Sachs Group, Inc.	1,500	164,985
Merrill Lynch & Company, Inc.	5,000	283,000
Morgan Stanley	2,600	148,850
		1,140,219

Diversified Telecommunication Services (2.8%)
ALLTEL Corp.	4,600	252,310
Citizens Communications Co.	10,300	133,282
		385,592

	Number of Shares	Value

Electric Utilities (1.1%)
Edison International	4,200	$145,824

Electronic Equipment & Instruments (1.0%)
Broadcom Corp. Class A*	4,500	134,640

Food & Drug Retailing (1.8%)
CVS Corp.	4,600	242,052

Food Products (1.6%)
Kellogg Co.	5,000	216,350

Healthcare Equipment & Supplies (4.0%)
Beckman Coulter, Inc.	2,300	152,835
INAMED Corp.*	2,200	153,736
St. Jude Medical, Inc.*	6,600	237,600
		544,171

Household Products (2.6%)
Kimberly-Clark Corp.	2,600	170,898
Procter & Gamble Co.	3,400	180,200
		351,098

Industrial Conglomerates (6.2%)
General Electric Co.	14,200	512,052
Tyco International, Ltd.	9,700	327,860
		839,912

Insurance (3.7%)
Hartford Financial Services Group, Inc.	5,100	349,656
Lincoln National Corp.	3,300	148,962
		498,618

Machinery (2.5%)
Caterpillar, Inc.	2,200	201,168
Eaton Corp.	2,100	137,340
		338,508

Media (3.6%)
Tribune Co.	4,000	159,480
Viacom, Inc. Class B	5,400	188,082
Walt Disney Co.	5,100	146,523
		494,085

Metals & Mining (0.9%)
Alcoa, Inc.	4,200	127,638

Multiline Retail (2.6%)
May Department Stores Co.	9,400	347,988

Oil & Gas (9.0%)
ConocoPhillips	3,700	399,008
Devon Energy Corp.	5,700	272,175
Exxon Mobil Corp.	9,200	548,320
		1,219,503

	Number of Shares	Value

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	5,400	$171,828

Pharmaceuticals (7.3%)
Eli Lilly & Co.	2,500	130,250
Johnson & Johnson	3,400	228,344
Medco Health Solutions, Inc.*	2,900	143,753
Schering-Plough Corp.	12,500	226,875
Sepracor, Inc.*	4,400	252,604
		981,826

Road & Rail (1.7%)
Union Pacific Corp.	3,300	230,010

Semiconductor Equipment & Products (1.8%)
Intel Corp.	10,300	239,269

Software (3.0%)
Electronic Arts, Inc.*	2,800	144,984
Microsoft Corp.	11,000	265,870
		410,854

Specialty Retail (3.8%)
Best Buy Company, Inc.	2,900	156,629
Ross Stores, Inc.	5,700	166,098
TJX Companies, Inc.	7,700	189,651
		512,378

TOTAL COMMON STOCKS (Cost $12,034,273)		13,397,938

	Par (000)
SHORT-TERM INVESTMENT (4.7%)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05 (Cost $640,000)	$640	640,000

TOTAL INVESTMENTS AT VALUE (103.7%) (Cost $12,674,273)		14,037,938

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)		(502,621)

NET ASSETS (100.0%)		$13,535,317

*       Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $12,674,273, $1,719,236, $(355,571) and $1,363,665, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Small Cap Value Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (1.3%)
BE Aerospace, Inc.*	20,200	$242,400
DRS Technologies, Inc.*	3,870	164,475
		406,875

Auto Components (0.7%)
Modine Manufacturing Co.*	7,370	216,162

Banks (10.1%)
Alabama National Bancorp.	6,000	371,340
First Financial Holdings, Inc.	170	4,723
FirstFed Financial Corp.*	11,460	584,574
Independent Bank Corp.	10,990	318,710
NewAlliance Bancshares, Inc.*	27,600	386,400
Partners Trust Financial Group, Inc.	28,300	299,980
Prosperity Bancshares, Inc.	16,000	423,840
Susquehanna Bancshares, Inc.	12,670	308,895
Webster Financial Corp.	8,650	392,796
		3,091,258

Building Products (1.8%)
Griffon Corp.*	11,400	244,074
Jacuzzi Brands, Inc.*	30,600	298,656
		542,730

Chemicals (3.0%)
Crompton Corp.§	39,000	569,400
H.B. Fuller Co.	11,870	344,230
		913,630

Commercial Services & Supplies (3.1%)
Banta Corp.	13,580	581,224
Watson Wyatt & Company Holdings	14,030	381,616
		962,840

Construction & Engineering (1.5%)
EMCOR Group, Inc.*	10,050	470,541

Construction Materials (1.1%)
Eagle Materials, Inc.§	4,200	339,948

Containers & Packaging (3.5%)
AptarGroup, Inc.	12,480	648,711
Crown Holdings, Inc.*	27,400	426,344
		1,075,055

Diversified Financials (3.2%)
Apollo Investment Corp.	20,200	338,956
Assured Guaranty, Ltd.	15,500	278,225
National Financial Partners Corp.	4,200	167,160
Piper Jaffray Companies, Inc.*	5,000	182,950
		967,291

Diversified Telecommunication Services (1.1%)
Iowa Telecommunications Services, Inc.	17,100	333,450

	Number of Shares	Value
Electric Utilities (2.9%)
Empire District Electric Co.	12,400	$288,424
NRG Energy, Inc.*	9,300	317,595
OGE Energy Corp.	10,110	272,465
		878,484

Electrical Equipment (5.3%)
AMETEK, Inc.	10,420	419,405
Brady Corp.	19,340	625,649
Rayovac Corp.*	14,100	586,560
		1,631,614

Electronic Equipment & Instruments (4.1%)
Electro Scientific Industries, Inc.*	12,220	236,946
Rogers Corp.*	5,970	238,800
Roper Industries, Inc.	2,890	189,295
Varian, Inc.*	10,530	398,982
Woodhead Industries, Inc.	13,210	179,656
		1,243,679

Energy Equipment & Services (3.0%)
National-Oilwell Varco, Inc.*	8,380	391,333
Oceaneering International, Inc.*	13,970	523,875
		915,208

Food & Drug Retailing (1.6%)
Ruddick Corp.	21,580	499,577

Gas Utilities (1.8%)
National Fuel Gas Co.	8,030	229,578
WGL Holdings, Inc.	10,860	336,225
		565,803

Healthcare Equipment & Supplies (5.1%)
Arrow International, Inc.	22,100	759,135
Cooper Companies, Inc.	7,140	520,506
Invacare Corp.§	6,560	292,773
		1,572,414

Healthcare Providers & Services (2.3%)
LifePoint Hospitals, Inc.*§	7,400	324,416
Service Corp. International*	51,800	387,464
		711,880

Hotels, Restaurants & Leisure (3.1%)
Carmike Cinemas, Inc.	8,400	313,152
Landry’s Restaurants, Inc.	11,800	341,256
Marcus Corp.	14,560	298,480
		952,888

Household Durables (0.7%)
Ethan Allen Interiors, Inc.	7,030	224,960

Household Products (0.5%)
Prestige Brands Holdings, Inc.*	9,300	164,145

	Number of Shares	Value
Industrial Conglomerates (2.9%)
Carlisle Companies, Inc.	7,260	$506,530
Teleflex, Inc.	7,500	383,850
		890,380

Insurance (5.2%)
Allmerica Financial Corp.*	10,900	391,855
Max Re Capital, Ltd.	15,100	355,303
Platinum Underwriters Holdings, Ltd.	17,500	519,750
ProAssurance Corp.*	8,000	316,000
		1,582,908

IT Consulting & Services (0.7%)
Keane, Inc.*	17,140	223,334

Machinery (6.2%)
Albany International Corp. Class A	9,000	277,920
ESCO Technologies, Inc.*	4,630	372,021
Flowserve Corp.*	12,120	313,544
NACCO Industries, Inc. Class A	1,600	163,104
Robbins & Myers, Inc.	6,490	142,845
The Manitowoc Company, Inc.	13,350	539,206
Wabash National Corp.	3,500	85,400
		1,894,040

Media (3.2%)
4Kids Entertainment, Inc.*§	22,200	490,842
Harte-Hanks, Inc.	17,240	475,135
		965,977

Metals & Mining (1.9%)
Foundation Coal Holdings, Inc.	3,900	91,689
GrafTech International, Ltd.*	29,500	167,855
Quanex Corp.	6,100	325,252
		584,796

Oil & Gas (6.6%)
Comstock Resources, Inc.*	14,800	425,352
Denbury Resources, Inc.*	17,500	616,525
Forest Oil Corp.*	9,300	376,650
Range Resources Corp.	14,500	338,720
W&T Offshore, Inc.	12,500	259,500
		2,016,747

Real Estate (2.0%)
Eagle Hospitality Properties Trust, Inc.	35,000	313,950
HRPT Properties Trust	24,500	291,795
		605,745

Road & Rail (3.2%)
Laidlaw International, Inc.*	24,100	501,280
Werner Enterprises, Inc.	24,266	471,488
		972,768

Semiconductor Equipment & Products (0.8%)
Axcelis Technologies, Inc.*	11,500	83,950

	Number of Shares	Value

Credence Systems Corp.*§	20,200	$159,782
		243,732
Specialty Retail (3.9%)
CSK Auto Corp.*	25,200	444,780
Hughes Supply, Inc.	10,400	309,400
Sports Authority, Inc.*§	15,500	426,250
		1,180,430

Textiles & Apparel (1.1%)
Warnaco Group, Inc.*	14,600	350,984
TOTAL COMMON STOCKS (Cost $24,903,666)		30,192,273

SHORT-TERM INVESTMENTS (9.1%)
State Street Navigator Prime Fund§§	2,439,706	2,439,706

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05	$368	368,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,807,706)		2,807,706

TOTAL INVESTMENTS AT VALUE (107.6%) (Cost $27,711,372)		32,999,979

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.6%)		(2,339,223)

NET ASSETS (100.0%)		$30,660,756

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $27,711,372, $5,609,159, $(320,552) and $5,288,607, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:           Controls and Procedures

(a)          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005